Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Parentheticals) (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
Statutory rate	[1]	17.00%	17.00%	17.00%

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.